Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Revenues
Sales to third parties	$ 14,386,404	$ 12,865,585
Sales to related party	1,783	154,452
Total revenues	14,388,187	13,020,037
Cost of revenues	11,845,025	10,920,758
Gross Profit	2,543,162	2,099,279
Operating expenses
Selling and distribution expenses	281,213	90,684
General and administrative expenses	876,746	731,008
Total operating expenses	1,157,959	821,692
Income from operations	1,385,203	1,277,587
Other income (expenses)
Interest income	451	376
Interest expense	(1,527,302)	(86,138)
Other (expenses) income, net	(1,583)	7,452
Total other expenses	(1,528,434)	(78,310)
(Loss) income before income taxes	(143,231)	1,199,277
Provision for income taxes	27,860	1,591
Net (loss) income	(171,091)	1,197,686
Less: net loss attributable to non-controlling interest	(1,015)	(1,667)
Net (loss) income attributable to Farmmi, Inc.	(170,076)	1,199,353
Comprehensive income
Net (loss) income	(171,091)	1,197,686
Other comprehensive income: foreign currency translation gain	683,614	700,595
Total comprehensive income	512,523	1,898,281
Comprehensive income attributable to non-controlling interest	19,708	51,697
Comprehensive income attributable to Farmmi, Inc.	$ 492,815	$ 1,846,584
Weighted average number of shares, basic and diluted (in shares)	11,427,753	10,411,231
Basic and diluted (loss) earnings per common share	$ (0.01)	$ 0.12